Shareholder Fees	Apr. 24, 2026 USD ($)
NAA ALL CAP VALUE SERIES | NAA ALL CAP VALUE SERIES Class S
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
NAA LARGE CAP VALUE SERIES | NAA LARGE CAP VALUE SERIES Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA LARGE CORE SERIES | NAA LARGE CORE SERIES Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA LARGE GROWTH SERIES | NAA LARGE GROWTH SERIES Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA MID GROWTH SERIES | NAA MID GROWTH SERIES Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA SMALL CAP VALUE SERIES | NAA SMALL CAP VALUE SERIES Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA SMALL GROWTH SERIES | NAA SMALL GROWTH SERIES Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA SMID-CAP VALUE SERIES | NAA SMID-CAP VALUE SERIES Class S
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA WORLD EQUITY INCOME SERIES | NAA WORLD EQUITY INCOME SERIES Class S
Prospectus [Line Items]
Shareholder Fee, Other	$ 0